Summary of Significant Accounting Policies - Barter Transaction (Details) - Barter Transactions - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Nonmonetary Transaction [Line Items]
Revenues	¥ 3,411	¥ 8,770	¥ 7,478
Expenses	¥ 4,516	¥ 11,778	¥ 6,780